Note 5 - Advances for Vessels Under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012

Balance, December 31, 2010	37,273,199
Advances for vessels under construction and acquisitions	52,797,646
Capitalized interest	557,565
Capitalized expenses	1,625,979
Vessels delivered	(69,906,578)
Balance, December 31, 2011	22,347,811
Advances for vessels under construction and acquisitions	61,632,129
Capitalized interest	281,484
Capitalized expenses	721,220
Vessels delivered	(65,661,599)
Balance, December 31, 2012	19,321,045